Share-based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based payments

10. Share-based Compensation

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan ("2018 Plan") for which a majority of the shares vested upon completion of the Transaction (See Note 1) and the 2021 Omnibus Incentive Plan ("2021 Plan"). The 2021 Plan serves as the successor to the 2018 Plan. The 2021 Plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. No additional awards are expected to be granted in the future under the 2018 Plan. Share-based compensation expense recognized during the three months ended September 30, 2024 and 2023 under both plans was $12,690 and $4,938, respectively. Share-based compensation expense recognized during the nine months ended September 30, 2024 and 2023 under both plans was $35,015 and $23,061, respectively. As of September 30, 2024, unrecognized stock-based compensation expense was $50,830.

2021 Omnibus Incentive Plan (“2021 Plan”)

During the nine months ended September 30, 2024, the Company increased the number of shares available for issuance under the 2021 Plan by 4,628,958, and as of September 30, 2024, there were 15,209,712 shares authorized for award under the 2021 Plan. Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one to three years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount.

In prior years, certain PRSUs were granted which were liability-classified share-based payment awards under ASC 718 as the value of the award was fixed and would be settled in a variable number of shares. These awards were settled during the nine months ended September 30, 2023, which resulted in conversion of the full liability to additional paid in capital in the unaudited condensed consolidated statement of shareholders' equity. This conversion of $6,276 represents a non-cash investing and financing activity within the unaudited condensed consolidated statement of cash flows.

The following table summarizes restricted stock unit activity during the nine months ended September 30, 2024:

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2023	2,860,058	$27.43
Granted (1)	2,676,262	16.00
Vested (2)	(1,129,877)	29.71
Forfeited	(477,183)	19.23
Performance adjustments (3)	(11,942)	-
Nonvested as of September 30, 2024	3,917,318	$18.30

(1)
Represents RSUs and PRSUs granted based on performance target achievement of 100%.
(2)
Represents the total number of shares vested during the period. Common shares issued, as presented within the unaudited condensed consolidated statement of shareholders' equity, are net of shares withheld for taxes. The total grant date fair value of units vested was $33,551.
(3)
Represents the adjustment to the number of PRSUs based on actual performance compared to target.

Stock options

There were no stock options granted during the nine months ended September 30, 2024 and 2023. There are 166,666 stock options outstanding as of September 30, 2024, of which 111,108 are exercisable. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant. The options have a contractual ten-year life and vest annually in equal increments over three years.

Other shared based payment awards

During the nine months ended September 30, 2024, the Company adopted a short-term incentive program pursuant to which fully-vested shares of the Company’s common stock would be issued at or around the time of determining the Company’s performance under such program in early 2025, if the Company achieves certain performance target. The potential issuance of these shares of common stock are accounted for as share-based payment awards granted under the 2021 Plan. Share-based compensation expense associated with these awards for the three and nine months ended September 30, 2024 was $2,589 and $4,283, respectively. These awards are liability-classified share-based payment awards under ASC 718 as the value of the award is fixed and will be settled in a variable number of shares and were classified as a current liability within the unaudited condensed consolidated statement of financial position based on the expected timing of the vesting of shares.

Share-based compensation liability (2018 Plan)

Certain employee equity-based awards were modified in conjunction with the Transaction. Their settlement terms changed such that instead of Topco's shares, the awardees received Paysafe Limited common shares as well as Topco’s shares. The modification resulted in a change in the classification of the modified awards, with the Topco shares being accounted for as a liability-classified share-based payment award under ASC 718 as they will be settled in cash. The corresponding liability was measured at fair value at the modification date (i.e. the Transaction date), and subsequently it will be remeasured at fair value at each reporting date, with changes in its value reported as share-based compensation expense. The awards settled in Paysafe Limited common shares continue to be accounted for as equity-based awards.

As of September 30, 2024 and December 31, 2023, the share-based compensation liability was $4,531 and $5,809, respectively, which is classified as a current or non-current liability within the unaudited condensed consolidated statement of financial position based on the expected timing of the redemption of shares. During the nine months ended September 30, 2024, the liability decreased by $1,842 related to the redemption of shares and increased by $564 related to fair value loss. The redemption is recorded as a capital contribution in the unaudited condensed consolidated statement of shareholders' equity and represents a non-cash investing and financing activity within the unaudited condensed consolidated statement of cash flows.

Employee Share Purchase Plan

Employees are eligible to contribute to the Company’s Employee Share Purchase Plan (the “Purchase Plan”). The Purchase Plan is not intended to be an employee benefit plan under the Employee Retirement Income Security Act of 1974, as amended, nor qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. Under the Purchase Plan, eligible employees may designate from one percent to fifteen percent of their compensation to be withheld for the purchase of PSFE shares at the market price of the shares at the end of each one-month offering period. The Company grants restricted stock units equal to 25% of the PSFE shares that are purchased by participating employees on each purchase date (“Match RSU Award”).

The Match RSU Award cliff vests either six months or one year from the last day of the offering period, subject to the employee’s continued employment at the vesting date. The fair value of the Match RSU Award is recognized on a straight-line basis over the vesting period. The maximum number of shares of common stock authorized under the Purchase Plan for participant contributions and Match RSU Awards is 2,083,333.

Preference Shares

We have authorized 233,333,333 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.